Organization and Principal Activities (Details) - Schedule of Consolidated Financial Information - VIE [Member] - CNY (¥) ¥ in Thousands		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current assets:
Cash and cash equivalents		¥ 311,071	¥ 422,076
Short-term investments			50,213
Accounts receivable, net		16,083	12,203
Amounts due from related parties		4,488	29,116
Amounts due from intra-Group companies		149,820
Inventory, net		6
Prepayments and other current assets		180,818	123,734
Total current assets		662,286	637,342
Property and equipment, net		1,330	2,646
Operating lease right-of-use assets		26,848	41,654
Deferred tax assets		847	2,084
Other non-current assets		10,945	12,347
Total non-current assets		39,970	58,731
TOTAL ASSETS		702,256	696,073
Accounts payables		61,888	62,094
Accrued expenses and other current liabilities		151,918	124,532
Amounts due to intra-Group companies		32,714	17,000
Income tax payable		9,642	8,794
Contract liabilities, current portion		380,548	517,213
Advance from customers		159,806	144,397
Operating lease liabilities, current portion		23,782	21,425
Total current liabilities		820,298	895,455
Contract liabilities, non-current portion		11,365	7
Operating lease liabilities, non-current portion		6,317	23,786
Total non-current liabilities		17,682	23,793
TOTAL LIABILITIES		837,980	919,248
Revenues:
Total revenues		3,786,570	3,081,334	¥ 2,867,218
Cost of revenues and operating expenses
Total cost of revenues and operating expenses		(3,725,757)	(3,093,461)	(2,806,425)
Net (loss)/income		69,773	(15,092)	62,712
Cash flows from operating activities:
Net cash provided by transactions with third parties		644,984	548,728	495,719
Net cash used in transactions with intra-Group companies related to technical consulting and related service under VIE Contractual Agreements		(713,732)	(415,703)	(239,597)
Net cash provided by operating activities		(68,748)	133,025	256,122
Cash flows from investing activities:
Net cash (used in)/provided by transactions with third parties		56,305	9,786	(31,836)
Net cash (used in)/provided by transactions with related parties			24,386	(5,912)
Net cash (used in)/provided by transactions with intra-Group companies*	[1]	(141,984)	155,960	(155,960)
Net cash (used in)/provided by investing activities		(85,679)	190,132	(193,708)
Cash flows from financing activities:
Net cash provided by/(used in) transactions with Predecessors				(3,691)
Net cash used in transactions with third parties		(2,250)	(1,530)
Net cash provided by/ (used in) transactions with intra-Group companies		45,672	17,000
Net cash provided by/ (used in) financing activities		43,422	15,470	(3,691)
- earned from third-party customers [Member]
Revenues:
Total revenues		3,752,463	2,933,413	2,822,508
- earned from a related party [Member]
Revenues:
Total revenues		34,107	147,921	44,710
- arising from non intra-Group transactions [Member]
Cost of revenues and operating expenses
Total cost of revenues and operating expenses		(3,052,384)	(2,701,287)	(2,576,144)
- arising from the intra-Group technical consulting and related service under VIE Contractual Agreements [Member]
Cost of revenues and operating expenses
Total cost of revenues and operating expenses		¥ (673,373)	¥ (392,174)	¥ (230,281)

[1]	During the year ended June 30, 2022, the VIEs transferred RMB155,960 of its excess cash to the WFOEs for cash management purpose, which have been fully collected during the year ended June 30, 2023. During the year ended June 30, 2024, the VIEs transferred RMB141,984 of its excess cash to certain subsidiaries to support their business.